Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 28. Related party transactions

Key management personnel

Disclosures relating to key management personnel are set out in note 25.

Receivable from and payable to related parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$
Current payables:
Payables to related parties	440,348	160,676	*

Non-current payables:
Payables to related parties	61,466	58,518	*

* Reclassed

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.